UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
    This Amendment (Check only one):   [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        First United Bank & Trust
             -------------------------
Address:     19 South Second Street
             -------------------------
             Oakland, Maryland 21550
             -------------------------


Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Keith Sanders
             -----------------------------------------
Title:       Senior Trust Officer/First V.P.
             -----------------------------------------
Phone:       301-533-2360
             -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Keith Sanders          Oakland, Maryland         April 18, 2012
------------------         -----------------         --------------
    Signature                 City, State                 Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                    -------

Form 13F Information Table Entry Total:                  77
                                                    -------

Form 13F Information Table Value Total:             $66,966
                                                    -------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                            TITLE OF              VALUE   SHARES/  SH/  PUT/ INVSTMT   OTHER
            NAME OF ISSUER                   CLASS      CUSIP    (X$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                          G1151C101    760      11787 SH          SOLE              11787       0     0
AT&T INC                                      COM      00206R102    375      12003 SH          SOLE              12003       0     0
ABBOTT LABS                                   COM        2824100    750      12240 SH          SOLE              12240       0     0
AECOM TECHNOLOGY CORP DELAWA                           00766T100    301      13442 SH          SOLE              13442       0     0
ALLSCRIPTS HEALTHCARE SOLUTIONS                        01988P108    343      20700 SH          SOLE              20700       0     0
APPLE INC                                     COM       37833100    278        464 SH          SOLE                464       0     0
BECTON DICKINSON AND COMPANY                            75887109    389       5010 SH          SOLE               5010       0     0
BRISTOL MYERS SQUIBB CO                       COM      110122108   1807      53549 SH          SOLE              53549       0     0
CBS CORP NEW                                           124857202    586      17300 SH          SOLE              17300       0     0
CSX CORP                                      COM      126408103    719      33426 SH          SOLE              33426       0     0
CHEVRONTEXACO                                          166764100   1483      13831 SH          SOLE              13831       0     0
CISCO SYS INC                                 COM      17275R102    387      18294 SH          SOLE              18294       0     0
COCA COLA CO                                  COM      191216100   1254      16941 SH          SOLE              16941       0     0
CONOCOPHILLIPS                                         20825C104    787      10350 SH          SOLE              10350       0     0
COSTCO WHSL CORP NEW                                   22160K105    423       4655 SH          SOLE               4655       0     0
DANAHER CORP DEL                              COM      235851102   1670      29825 SH          SOLE              29825       0     0
DEERE & COMPANY                                        244199105    981      12126 SH          SOLE              12126       0     0
DISNEY WALT CO                            COM DISNEY   254687106    600      13707 SH          SOLE              13707       0     0
DOMINION NEW RES INC VA NEW                            25746U109   1400      27341 SH          SOLE              27341       0     0
DU PONT E I DE NEMOURS & CO                   COM      263534109   1223      23111 SH          SOLE              23111       0     0
EQT CORP                                               26884L109    489      10149 SH          SOLE              10149       0     0
EXELON CORP                                   COM      30161N101    706      18004 SH          SOLE              18004       0     0
EXXON MOBIL CORP                                       30231G102   2649      30544 SH          SOLE              30544       0     0
FIRST UNITED CORPORATION                               33741H107   1780     296670 SH          SOLE             293670    3000     0
GENERAL ELEC CO                               COM      369604103    206      10264 SH          SOLE              10264       0     0
GILEAD SCIENCES INC                                    375558103    414       8468 SH          SOLE               8468       0     0
GRAINGER W W INC                                       384802104   1054       4909 SH          SOLE               4909       0     0
HEINZ H J CO                                  COM      423074103   1109      20712 SH          SOLE              20712       0     0
HONEYWELL INTL INC                            COM      438516106    622      10182 SH          SOLE              10182       0     0
INTEL CORP                                    COM      458140100    886      31518 SH          SOLE              31518       0     0
INTERNATIONAL BUSINESS MACHS                  COM      459200101   1123       5384 SH          SOLE               5384       0     0
ISHARES DOW JONES SELECT DIVIDEND INDEX                464287168    460       8230 SH          SOLE               8230       0     0
ISHARES DOW JONES TRANSPORTATION AVERAGE               464287192    863       9213 SH          SOLE               9213       0     0
ISHARES MSCI EMERGING MARKETS I                        464287234    582      13549 SH          SOLE              13549       0     0
ISHARES MSCI EAFE INDEX FUND                           464287465    233       4250 SH          SOLE               4250       0     0
ISHARES RUSSELL MIDCAP VALUE INDEX                     464287473   1273      26453 SH          SOLE              26453       0     0
ISHARES RUSSELL MIDCAP GROWTH INEX                     464287481   1078      17142 SH          SOLE              17142       0     0
ISHARES RUSSELL MIDCAP INDEX                           464287499    505       4559 SH          SOLE               4559       0     0
ISHARES RUSSELL 1000 VALUE INDEX                       464287598   1176      16786 SH          SOLE              16786       0     0
ISHARES RUSSELL 1000 GROWTH INDEX                      464287614   1786      27028 SH          SOLE              27028       0     0
ISHARES RUSSELL 2000 VALUE INDEX                       464287630    515       7064 SH          SOLE               7064       0     0
ISHARES RUSSELL 2000 GROWTH INDEX                      464287648    598       6265 SH          SOLE               6265       0     0
ISHARES DOW JONES US TECHNOLOGY                        464287721   1469      18878 SH          SOLE              18878       0     0
ISHARES DOW JONES US REAL ESTATE                       464287739   1167      18739 SH          SOLE              18739       0     0
ISHARES DOW JONES US HEALTHCARE                        464287762    839      10735 SH          SOLE              10735       0     0
J P MORGAN CHASE & CO                                  46625H100    326       7099 SH          SOLE               7099       0     0
JOHNSON & JOHNSON                             COM      478160104   1358      20599 SH          SOLE              20599       0     0
LOWES COS INC                                 COM      548661107   1238      39439 SH          SOLE              39439       0     0
M & T BANK CORP                                        55261F104    389       4481 SH          SOLE               4481       0     0
MCDONALDS CORP                                COM      580135101   1099      11200 SH          SOLE              11200       0     0
MEADWESTVACO CORP                                      583334107    367      11613 SH          SOLE              11613       0     0
MICROSOFT CORP                                COM      594918104    230       7126 SH          SOLE               7126       0     0
NATIONAL OILWELL VARCO INC                             637071101    532       6695 SH          SOLE               6695       0     0
NORDSTROM INC                                          655664100    634      11380 SH          SOLE              11380       0     0
NUVEEN INSD TAX-FREE ADVANTAGE MUN FD         COM      670657105    184      12713             SOLE              12713       0     0
PEPSICO INC                                   COM      713448108    819      12351 SH          SOLE              12351       0     0
POWERSHARES QQQ TRUST, SERIES 1                        73935A104   3324      49218 SH          SOLE              49218       0     0
POWERSHARES WATER RESOURCE                     P       73935X575    206      10750 SH          SOLE              10750       0     0
POWERSHARES OIL SERVICES                               73935X625    749      35954 SH          SOLE              35954       0     0
PRAXAIR INC                                   COM      74005P104   1092       9525 SH          SOLE               9525       0     0
PRICE T ROWE GROUP INC                                 74144T108    802      12282 SH          SOLE              12282       0     0
PROCTER & GAMBLE CO                           COM      742718109    849      12627 SH          SOLE              12627       0     0
PRUDENTIAL FINANCIAL INC                               744320102    426       6729 SH          SOLE               6729       0     0
RYDEX S&P EQUAL WEIGHT INDEX                           78355W106    299       5774 SH          SOLE               5774       0     0
SPDR S&P 500 INDEX                                     78462F103   4877      34635 SH          SOLE              34635       0     0
SPDR GOLD TRUST ETF                                    78463V107    412       2540 SH          SOLE               2540       0     0
SPDR DOW JONES INDUSTRIAL AVERAGE                      78467X109    555       4208 SH          SOLE               4208       0     0
SCHLUMBERGER LTD                              COM      806857108    642       9179 SH          SOLE               9179       0     0
MATERIALS SECTOR SPDR                                  81369Y100    322       8704 SH          SOLE               8704       0     0
CONSUMER STAPLES SECTOR SPDR                           81369Y308    517      15179 SH          SOLE              15179       0     0
CONSUMER DISCRETIONARY SECTOR SPDR                     81369Y407    608      13479 SH          SOLE              13479       0     0
ENERGY SECTOR SPDR                                     81369Y506    414       5770 SH          SOLE               5770       0     0
INDUSTRIAL SECTOR SPDR                                 81369Y704    513      13709 SH          SOLE              13709       0     0
STATE ST CORP                                          857477103    427       9380 SH          SOLE               9380       0     0
TRACTOR SUPPLY                                         892356106    655       7235 SH          SOLE               7235       0     0
VERIZON COMMUNICATIONS                                 92343V104   1398      36574 SH          SOLE              36574       0     0
WASTE MANAGEMENT INC                                   94106L109    605      17310 SH          SOLE              17310       0     0

GRAND TOTALS                                                       66966   1451254                             1448254    3000     0